SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)
Schedule Of Property And Equipment
	Asset Purchase Price	Accumulated Depreciation
Furniture and Fixtures 5-7 Years	$6,030	$(2,110)
Computer Equipment and Software 3-5 Years	2,331	(1,424)

	Asset Purchase Price	Accumulated Depreciation
Furniture and Fixtures 5-7 Years	$6,030	$(1,206)
Computer Equipment and Software 3-5 Years	2,331	(842)

Schedule of Fair Market Measurements
	Level 1	Level 2	Level 3	Total

Investments - Stocks/mutual funds	$0	$-	$-	$0

Totals	$0	$-	$-	$0
	Level 1	Level 2	Level 3	Total

Investments - Stocks/mutual funds	$0	$-	$-	$0

Totals	$0	$-	$-	$0